Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Online Game Cost Of Revenues [Member]
Related party expense			$ 13
Online Advertising Cost Of Revenues [Member]
Related party expense	37	22	16
Others Cost Of Revenues [Member]
Related party expense	763
Product Development [Member]
Related party expense		906
Sales And Marketing [Member]
Related party expense	6,002	7,459	15,394
General And Administrative [Member]
Related party expense	1,483	1,486	1,029
Interest Expense [Member]
Related party expense			$ 104